Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 East Wisconsin Avenue
Milwaukee, WI 53202

August 3, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549
Re:    Professionally Managed Portfolios (the “Trust”)
    File Nos.: 33-12213 and 811-05037
    Hodges Fund (S000004944)
    Hodges Small Cap Fund (S000020034)
    Hodges Small Intrinsic Value Fund (S000043607)
    Hodges Blue Chip Equity Income Fund (S000026468)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, the Hodges Fund, the Hodges Small Cap Fund, the Hodges Small Intrinsic Value Fund, and the Hodges Blue Chip Equity Income Fund (the “Funds”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Funds dated July 29, 2023, and filed electronically as Post-Effective Amendment No. 858 to the Fund’s Registration Statement on Form N-1A on July 21, 2023.

If you have any questions regarding the enclosed, please contact the undersigned at carl.gee@usbank.com or (414) 516-1716.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Secretary of the Trust

Enclosures